Pro Forma Financial Data (Tables)	9 Months Ended
Mar. 31, 2016
Pro Forma Financial Data
Schedule of Pro Forma Financial Data

In accordance with S-X Rule 8-03(b)(4), the following tables present the pro forma data that reflects revenue, income from continuing operations, net income, net income attributable to the registrant and income per share for the current interim period and the corresponding interim period of the preceding fiscal year as though the transaction occurred at the beginning of the periods.

For the nine months ended March 31, 2016	Life Clips Inc f/k/a Blue Sky Media Corp		Klear Kapture, Inc	Pro Forma Adjustment		Pro Forma Combined Total

Revenue		$-	$534	$-		$534
Operating Loss		$-	$(365,515)	$-		$(365,515)
Net Loss		$-	$(5,239,226)	$(161,029	)A	$(5,400,255)
Net income attributable to the registrant		$-	$(5,239,226)	$(161,029)		$(5,400,255)
Earnings per share	$	**	$(0.07)	$-		$(0.10)

** Less than $0.01

For the nine months ended March 31, 2015	Life Clips, Inc. f/k/a Blue Sky Media Corp		Klear Kapture, Inc.	Adjustment

Total
Revenue		$-	$1,952	$-			$1,952
Operating (Loss)		$-	$(635,439)	$(10,260	)B		$(645,699)
Net (Loss)		$-	$(635,439)	$(192,937	)C		$(828,376)
Net income attributable to the registrant		$-	$(635,439)	$(192,937)			$(828,376)
Earnings per share	$	**	$(0.02)	$-		$	**

** Less than $0.01

A Subsequently issue 3.85% interest Convertible Notes for $617,577.88

B Subsequently issued 3,190,000 shares of common stock, with a fair market value of $10,260, in exchange for consulting services.

C In addition to item B, the Company subsequently issue 3.85% interest Convertible Notes for $617,577.88